STROOCK & STROOCK & LAVAN LLP
180 MAIDEN LANE
NEW YORK, NY 10038-4982

February 13, 2014

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549
Attention: Jason Fox

Re:	Lazard Retirement Series, Inc.
Post-Effective Amendment No. 51 to Registration Statement on Form N-1A
(Registration Nos.: 811-08071; 333-22309)

Ladies and Gentlemen:

On behalf of the above-referenced fund (the “Fund”), transmitted for filing pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the “1933 Act”), is Post-Effective Amendment No. 51 (the “Amendment”) to the Fund’s Registration Statement on Form N-1A (the “Registration Statement”). The Amendment is being filed in order to add two new series to the Fund, Lazard Retirement Fundamental Long/Short Portfolio (the “Long/Short Portfolio”) and Lazard Retirement Emerging Markets Income Portfolio (the “Emerging Markets Income Portfolio,” and, together with the Long/Short Portfolio, the “Portfolios”). The statement of additional information included in the Amendment is marked to show changes from the statement of additional information included in Post-Effective Amendment No. 49 to the Registration Statement, filed on April 18, 2013.

The Long/Short Portfolio’s investment objective is to seek capital appreciation with a secondary objective of principal preservation. The Portfolio utilizes a long/short investment strategy through investments in equity securities, principally common stocks, and derivative instruments that provide exposure to such equity securities. The approach taken by the Portfolio’s investment adviser, Lazard Asset Management LLC (the “Investment Manager”) in managing the Portfolio is based on its bottom-up relative-value philosophy. Generally, the Investment Manager seeks to take long positions by investing in equity securities of companies with strong and/or improving financial productivity that have attractive valuations, and seeks to complement these long positions with short positions in respect of companies viewed by the Investment Manager to possess deteriorating fundamentals, unattractive valuations or other qualities warranting a short position, or those that represent a sector or market hedge. The Portfolio will generally have short positions through selling securities “short” and through investments in derivative instruments, principally swap agreements on individual securities, and may use short positions to seek to increase returns or to reduce risk. It is expected that the total gross exposure of the Portfolio will typically range from 0% to 200% of the Portfolio’s net asset value (“NAV”) and that the net exposure will typically range from -25% (net short position) to 100% of its NAV. As an example, if the Portfolio’s long investment exposure is 100% of its NAV and its short exposure is 75% of its NAV, the Portfolio would have a net long exposure of 25% of NAV.

The Emerging Market Income Portfolio’s investment objective seeks total return consistent with preservation of capital. Under normal circumstances, the Portfolio invests at least 80% of its assets in currencies, debt securities, and derivative instruments and other investments that are economically tied to emerging market countries. Such investments may include combinations of these instruments that have economic characteristics similar to currencies or debt securities economically tied to emerging markets countries, such as a currency forward contract denominated in an emerging markets currency and US dollar-denominated debt security in a principal amount corresponding to the notional value of forward contracts, which together have economic characteristics similar to a debt security denominated in the emerging markets currency. Derivatives instruments in which the Portfolio may invest include forward currency contracts (including non-deliverable forward contracts), structured notes, options, futures contracts and swap agreements. Debt securities in which the Portfolio may invest include debt securities issued or guaranteed by governments, government agencies or supranational bodies; corporate obligations; fixed and/or adjustable rate or inflation-linked investment grade and non-investment grade bonds; convertible securities; zero coupon securities; collateralized debt obligations; short- and medium-term obligations and other fixed-income obligations; and commercial paper and money market instruments such as certificates of deposit.

The features of the Portfolios’ Service and Investor Shares and the process for determination of net asset value will be identical to that of the other Fund portfolios.

The Fund intends to file a subsequent amendment to the Registration Statement pursuant to Rule 485(b) under the 1933 Act prior to the effective date of the Amendment in order to file certain exhibits, including the consent of the Fund’s independent registered public accounting firm, and to respond to any comments of the staff of the Securities and Exchange Commission on the Amendment. The Fund’s Tandy certification is filed herewith.

Please telephone the undersigned at 212.806.5698, or Janna Manes of this office at 212.806.6141, if you have any questions.

Very truly yours,

/s/ Kirk Anderson

Kirk Anderson

cc:	Janna Manes

February 13, 2014

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549
Attention: Jason Fox

Re:	Lazard Retirement Series, Inc.
(Registration Nos.: 811-08071; 333-22309)

Ladies and Gentlemen:

At the request of the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”), the undersigned Registrant acknowledges the following:

•	the Registrant is responsible for the adequacy and accuracy of the disclosure in the filing;

•	Staff comments or changes to disclosure in response to Staff comments in the filing reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filing; and

•	the Registrant may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely,

LAZARD RETIREMENT SERIES, INC.

By:	/s/ Tamar Goldstein
Tamar Goldstein
Assistant Secretary